Derivative Liabilities (Details 1) (USD $)	9 Months Ended	12 Months Ended		12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012 Warrant [Member]	Jul. 31, 2011 Warrant [Member]	Jul. 31, 2010 Warrant [Member]	Jul. 31, 2011 Warrant [Member] Minimum [Member]	Jul. 31, 2011 Warrant [Member] Maximum [Member]
Current exercise price	$ 0.03	$ 0.15	$ 0.25	$ 0.15			$ 0.15	$ 0.25
Time to expiration	3 years 4 months 13 days	3 years 10 months 24 days		3 years 10 months 24 days	4 years 8 months 12 days
Risk-free interest rate	0.50%	0.45%		0.45%	1.23%
Estimated volatility	88.00%	104.00%		104.00%	108.00%
Dividend	0.00%	0.00%		0.00%	0.00%
Stock price at period end date	$ 0.026	$ 0.093		$ 0.093	$ 0.13	$ 0.4